Long-term debt (Tables)	12 Months Ended
Aug. 31, 2025
Long-term debt.
Summary of long term debt

	2025	2024
	$	$
Term loans, bearing interest at rates varying between 9.44% and 13.87%, repayable in monthly instalments of $13,609, ending December 2026	189,864	339,960
Equipment loan bearing interest at 7% per annum repayable in monthly instalments of $8,154 maturing July 11, 2030	397,680	—
Equipment loan bearing interest at 6.75% per annum repayable in monthly instalments of $15,947 maturing June 1, 2030	775,740	—
Promissory note bearing interest at variable rates repayable in monthly instalments of $25,000 maturing May 15, 2026	200,042	—
Small Business Administration interest-free loan bearing repayable in monthly instalments of $1,000	149,029	—
Equipment loans from First Horizon Bank averaging interest at 4.53% with varying maturities extending between September 2025 and January 2028	252,795	—
Automobile loans bearing interest at rates varying between 0% to 1.9% per annum extending between May 2026 and February 2028	65,845	—
	2,030,995	339,960
Current portion of long-term debt	657,110	75,159
	1,373,885	264,801